Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates by country
Statutory tax rates in the countries in which the Company operates for fiscal years 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Puerto Rico	18.5%	18.5%	18.5%
Curaçao	22.0%	22.0%	22.0%
USVI	21.0%	21.0%	21.0%
Ecuador, Panama, Uruguay, Martinique, French Guiana and Guadeloupe	25.0%	25.0%	25.0%
Aruba	22.0%	22.0%	25.0%
Chile	27.0%	27.0%	27.0%
Peru	29.5%	29.5%	29.5%
Costa Rica, Mexico and Trinidad and Tobago	30.0%	30.0%	30.0%
Colombia and Argentina	35.0%	35.0%	35.0%
Brazil and Venezuela	34.0%	34.0%	34.0%
Netherlands	25.8%	25.8%	25.8%

Schedule of components of income tax expense
Income tax expense, net for fiscal years 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Current income tax expense	$121,292	$100,012	$100,925
Deferred income tax income	(11,389)	(4,310)	(15,449)
Income tax expense, net	$109,903	$95,702	$85,476

Schedule of components of income tax expense by applying weighted-average statutory income tax rate
Income tax expense, net for fiscal years 2024, 2023 and 2022, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2024	2023	2022
Pre-tax income	$259,282	$278,117	$226,396
Weighted-average statutory income tax rate (i)	38.7%	36.1%	39.0%
Income tax expense at weighted-average statutory tax rate on pre-tax income	100,297	100,411	88,314
Permanent differences:
Change in valuation allowance (ii)	9,956	(254)	381
Expiration and changes in tax loss carryforwards	865	3,784	132
Argentina and Venezuela remeasurement and inflationary impacts (iii)	(2,646)	(16,234)	(10,009)
Non-deductible expenses	17,029	15,548	24,845
Tax benefits and Non-taxable income	(19,845)	(12,826)	(9,740)
Income taxes withholdings on intercompany transactions (iv)	10,520	9,704	6,374
Differences including exchange rate, inflation adjustment and filing differences	(7,849)	(5,586)	(14,485)
Alternative Taxes	1,120	2,109	359
Others (v)	456	(954)	(695)
Income tax expense, net	$109,903	$95,702	$85,476

(i)Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses (“NOLs”).
(iii)Comprises changes in valuation allowance during 2024, 2023 and 2022 for $12,412, $22,825 and $57,329, respectively in Venezuela.
(iv)Comprises income tax withheld on the payment of interest on intercompany loans.
(v)Mainly comprises income tax effects over intercompany transactions which are eliminated for consolidation purposes.

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2024 and 2023 are presented below:

	2024	2023
Tax loss carryforwards (i)	$145,977	$153,823
Purchase price allocation adjustment	10,042	12,288
Property and equipment, tax inflation adjustment	48,135	53,238
Other accrued payroll and other liabilities	41,116	41,787
Provision for contingencies, bad debts and obsolescence	15,899	23,126
Other deferred tax assets (ii)	29,316	31,177
Other deferred tax liabilities	(4,061)	(5,784)
Leases (iii)	27,052	29,216
Property and equipment - difference in depreciation rates	(20,375)	(23,200)
Valuation allowance (iv)	(204,898)	(218,674)
Net deferred tax asset	$88,203	$96,997

(i)As of December 31, 2024, the Company and its subsidiaries have accumulated NOLs amounting to $505,336. The Company has NOLs amounting to $184,968, expiring between 2025 and 2029, $139,982, expiring after 2029 and, $180,386 that do not expire. Changes in tax loss carryforwards for the year relate to the utilization of NOLs.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). As of December 31, 2024 and 2023, this item includes: provision for regular expenses for $13,940 and $13,070, respectively, in Brazil, Colombia, Mexico, Panama and Venezuela.
(iii)As of December 31, 2024 and 2023, this item includes difference in depreciation of net leases (related to differences between ASC842 and local tax regulation) in Brazil; assets of $200,047 and $240,299 and liabilities of $172,995 and $211,083, respectively.
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.